Document and Entity Information	8 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	PRESTON CORP.
Entity Central Index Key	0001594219
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013